Intangible Assets - Additional Information (Detail) (CAD) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Financing charges related to intangible assets under development	3	3
Amortization expense for intangible assets, 2014	52
Amortization expense for intangible assets, 2015	52
Amortization expense for intangible assets, 2016	52
Amortization expense for intangible assets, 2017	52
Amortization expense for intangible assets, 2018	44